Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of selling, general and administrative expenses [Abstract]
Payroll and related expenses	$ 11,399	$ 21,380	$ 14,830	[1]
Depreciation and amortization	607	692	641	[1]
Professional fees	12,115	20,334	23,863	[1]
Other expenses	9,910	13,886	7,761	[1]
Selling, General and Administrative Expenses	$ 34,031	$ 56,292	$ 47,095

[1]	Restated (See note 2.E)